Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Fax: 484-583-8182

Email: sam.goldstein@lfg.com

VIA EDGAR

April 11, 2014

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	Funds:	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Multi-Asset Income Fund
LVIP Goldman Sachs Income Builder Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund
LVIP AQR Enhanced Global Strategies Fund;
LVIP Multi-Manager Global Equity RPM Fund
(the “New Funds”)

Dear Mr. Zapata:

Attached for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, are revised Prospectuses and SAI for the New Funds (the “Amendment”). This Amendment is being filed to respond to your comments, as well as to make various other revisions.

Also included in this filing are:

-	A letter listing your comments and our responses.
-	A letter requesting that the registration statement with respect to the New Funds be declared effective on Monday, April 14, 2014.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with any further comments or questions.

Very truly yours,

/S/ Samuel K. Goldstein
Samuel K. Goldstein
Senior Counsel – Funds Management
Enclosures

cc: Jill R. Whitelaw, Esq.